UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds

(Exact name of registrant as specified in charter)

100 Front Street

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf

Cheswold Lane Asset Management, LLC

100 Front Street

West Conshohocken, PA 19428

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Cheswold Lane International High Dividend Fund

Schedule of Investments

SEPTEMBER 30, 2006

(Unaudited)

Shares or Principal Amount	Value

	COMMON STOCKS	97.1%
	Consumer Discretionary	8.4%
20,375	Barratt Developments PLC		$406,668
23,000	Matsushita Electric Industrial Co., Ltd.		486,773
11,655	Persimmon PLC		291,981
5,800	Vivendi		209,094
65,000	The Yokohama Rubber Co., Ltd.		312,000
			1,706,516
	Consumer Staples	6.7%
3,170	Altadis SA		150,499
17,480	British American Tobacco PLC		472,600
8,370	Orkla ASA		398,199
13,866	Unilever NV		341,107
			1,362,405
	Energy	13.6%
69,000	BP PLC		751,895
14,750	Neste Oil OYJ		428,691
17,400	Norsk Hydro ASA		388,571
9,425	Repsol YPF SA		280,500
20,850	Statoil ASA		492,770
6,280	TOTAL SA		412,105
			2,754,532
	Financials	31.6%
23,790	Aegon NV		446,170
26,300	Banco Bilbao Vizcaya Argentaria SA		608,635
63,000	The Bank of Fukuoka, Ltd.		462,400
31,750	Barclays PLC		400,672
3,310	BNP Paribas		356,137
57,480	Cattles PLC		408,696
9,640	Credit Suisse Group		557,762
4,835	Deutsche Bank AG		583,431
35,200	DnB NOR ASA		430,926
9,990	HBOS PLC		197,709
32,000	Mitsui Trust Holdings, Inc.		364,089
145,830	Old Mutual PLC		457,348
73,430	Royal & Sun Alliance Insurance Group		204,854
1,850	Societe Generale		294,410
4,500	Takefuji Corp.		206,476
24,900	Westpac Banking Corp.		421,452
			6,401,167
	Health Care	4.6%
3,935	Altana AG		217,355
6,380	GlaxoSmithKline PLC		169,866
4,400	Takeda Pharmaceutical Co., Ltd.		274,523
22,000	Tanabe Seiyaku Co., Ltd.		275,640
			937,384
	Industrials	4.4%
19,000	Kubota Corp.		156,021
6,000	Makita Corp.		176,254
72,500	Orient Overseas International, Ltd.		295,001
74,000	Taisei Corp.		265,617
			892,893
	Information Technology	2.6%
26,000	Nokia OYJ		516,301

Cheswold Lane International High Dividend Fund

Schedule of Investments

SEPTEMBER 30, 2006

(Unaudited)

Shares or Principal Amount	Value

	Materials	4.7%
19,800	BHP Billition, Ltd.		$378,221
7,269	Johnson Matthey PLC		187,683
29,000	Sumitomo Metal Mining Co., Ltd.		380,038
			945,942
	Telecommunications	11.1%
27,200	France Telecom SA		624,288
39,885	Tele2 AB		402,761
53,227	Telecom Corporation of New Zealand, Ltd.		151,148
4,700	Telecom Italia S.p.A. ADR		133,151
29,140	Telenor ASA		379,955
245,000	Vodafone Group PLC		560,790
			2,252,093
	Utilities	9.4%
77,445	Centrica PLC		471,624
87,500	Cheung Kong Infrastructure Holdings, Ltd.		267,869
2,787	E.ON AG		330,365
76,000	HongKong Electric Holdings		355,580
5,240	RWE AG		483,395
			1,908,833
	Total COMMON STOCKS
	(Cost $18,700,386)		19,678,066

	SHORT-TERM INVESTMENTS	1.8%
	Variable Rate Demand Deposit	1.8%
$357,387	UMB Bank Money Market Fiduciary, 3.70%		357,387
	Total SHORT-TERM INVESTMENTS
	(Cost $357,387)		357,387

	TOTAL INVESTMENTS	98.9%
	(Cost $19,057,773)		20,035,453

	Cash, Foreign Currency, and Other Assets less Liabilities	1.1%	224,144

	NET ASSETS	100.0%	$20,259,597

See notes to schedule of investments.

Country	Value	Percentage of Long Term Securities

Australia	$799,673	4.1%
Finland	944,992	4.8
France	1,896,034	9.6
Germany	1,614,546	8.2
Great Britain	4,982,388	25.3
Hong Kong	918,450	4.7
Italy	133,151	0.7
Japan	3,359,830	17.1
Netherlands	787,277	4.0
New Zealand	151,148	0.8
Norway	2,090,421	10.6
Spain	1,039,633	5.3
Sweden	402,761	2.0
Switzerland	557,762	2.8
	$19,678,066	100.0%

Cheswold Lane International High Dividend Fund (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2006

Note 1.	Federal Income Tax Information

At September 30, 2006, aggregate gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$19,057,773
Gross unrealized appreciation	$1,351,667
Gross unrealized depreciation	(373,987)
Net unrealized appreciation on investments	$977,680

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:	/s/ Eric Scharpf

Eric Scharpf, President
(Principal Executive Officer)
Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Scharpf

Eric Scharpf, President
(Principal Executive Officer)
Date: November 27, 2006

By:	/s/ Matthew Taylor

Matthew Taylor, Treasurer
(Principal Financial Officer)
Date: November 27, 2006